COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Base rent	$ 768	$ 870	$ 1,580	$ 1,718
Straight-line rent	5	15	7	25
Lease termination	2	12	12	45
Other lease income	152	145	322	304
Other revenue from tenants	258	242	519	477
Total commercial property revenue	1,185	1,284	2,440	2,569
Rent abatements	$ 4	$ 20	$ 9	$ 56